Income Taxes - Components of Current and Deferred Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current income tax	$ 0.4	$ 0.0	$ 0.0
Deferred income tax	17.5	28.2	24.4
Total Income tax expense	$ 17.9	$ 28.2	$ 24.4